SCHEDULE OF REVENUE ATTRIBUTED TO GEOGRAPHIC REGIONS BASED ON CUSTOMER LOCATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue				$ 49,038
DIH Holding US, Inc. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 13,174	$ 7,870	$ 54,998	49,038
DIH Holding US, Inc. [Member] | EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	6,757	4,137	32,635	27,150
DIH Holding US, Inc. [Member] | Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	2,989	1,798	14,283	11,516
DIH Holding US, Inc. [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 3,428	$ 1,935	$ 8,080	$ 10,372